Operating Leases	9 Months Ended
Sep. 30, 2013
Operating Leases
Operating Leases

Note 9—Operating Leases

The Trust is lessor of medical office buildings and other healthcare facilities. Leases have expirations from 2013 through 2028. As of September 30, 2013, the future minimum rental payments on noncancelable leases were as follows (in thousands):

Year Ending December 31:
2013	$4,864
2014	19,349
2015	19,633
2016	19,555
2017	18,614
Thereafter	141,456
Total Payments	$223,471